United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/14

Date of Reporting Period: Quarter ended 09/30/14

Item 1. Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—93.7%
		Basic Industry - Chemicals—1.4%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$15,213
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	660,618
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	123,804
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	95,699
		TOTAL	895,334
		Basic Industry - Metals & Mining—5.2%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	268,404
150,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	159,097
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	134,437
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	203,945
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	227,602
90,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	99,392
85,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.00%, 2/25/2017	88,179
310,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.25%, 3/1/2041	314,650
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	41,133
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	162,235
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	134,711
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	223,750
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	208,735
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	257,575
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	231,765
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	280,420
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	109,021
100,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	113,701
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	104,902
		TOTAL	3,363,654
		Basic Industry - Paper—1.3%
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	304,697
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	144,409
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	152,326
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	121,031
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	132,910
		TOTAL	855,373
		Capital Goods - Aerospace & Defense—0.2%
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	106,375
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	51,688
		TOTAL	158,063
		Capital Goods - Building Materials—1.0%
260,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	285,350
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	34,650
275,000		Valmont Industries, Inc., 5.25%, 10/1/2054	269,620
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	79,045
		TOTAL	668,665
		Capital Goods - Construction Machinery—0.2%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	133,387

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—0.7%
$100,000		Harsco Corp., 5.75%, 5/15/2018	$107,500
200,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	209,850
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	125,120
		TOTAL	442,470
		Capital Goods - Packaging—1.2%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	177,200
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	66,395
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	84,789
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	122,058
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	42,882
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	254,171
		TOTAL	747,495
		Communications - Cable & Satellite—3.7%
250,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	243,320
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	286,503
300,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	333,845
300,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	338,951
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	522,306
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	63,011
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	527,520
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	110,914
		TOTAL	2,426,370
		Communications - Media & Entertainment—6.0%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	31,127
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	219,375
250,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	250,014
200,000		CBS Corp., 4.90%, 8/15/2044	198,465
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	304,195
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	200,952
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	71,222
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	122,908
350,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	401,053
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	310,072
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	191,578
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	104,517
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	518,432
225,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	225,365
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	97,615
370,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	381,940
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	287,398
		TOTAL	3,916,228
		Communications - Telecom Wireless—0.7%
220,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	231,081
180,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	188,205
		TOTAL	419,286
		Communications - Telecom Wirelines—8.2%
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	322,500
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	480,150
250,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	268,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	$117,206
425,000		Telefonica Emisiones S.A.U., Company Guarantee, 5.462%, 2/16/2021	474,040
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	50,825
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	309,852
1,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,660,285
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.40%, 9/15/2033	365,680
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	1,251,206
		TOTAL	5,300,494
		Consumer Cyclical - Automotive—2.9%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	60,481
300,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	301,416
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	202,034
470,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	495,843
270,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	277,823
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	256,364
200,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	207,199
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	105,052
		TOTAL	1,906,212
		Consumer Cyclical - Leisure—0.4%
240,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	251,663
		Consumer Cyclical - Lodging—0.7%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	272,187
150,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	146,266
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,093
		TOTAL	419,546
		Consumer Cyclical - Retailers—0.9%
100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	104,639
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	84,213
55,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	55,022
200,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	196,272
50,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	52,178
75,000	[1,2]	Tiffany & Co., Sr. Unsecd. Note, Series 144A, 3.80%, 10/1/2024	75,128
		TOTAL	567,452
		Consumer Cyclical - Services—0.3%
200,000		Expedia, Inc., 4.50%, 8/15/2024	198,667
		Consumer Non-Cyclical - Food/Beverage—2.8%
60,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	73,694
123,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	118,210
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	314,250
250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	241,308
208,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	261,693
250,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	256,724
180,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	187,510
105,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	105,601
100,000		Tyson Foods, Inc., 3.95%, 8/15/2024	100,403
165,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	175,190
		TOTAL	1,834,583
		Consumer Non-Cyclical - Health Care—0.1%
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	40,423

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	$40,534
		TOTAL	80,957
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	41,154
		Consumer Non-Cyclical - Products—0.5%
100,000		Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	104,205
200,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	239,961
		TOTAL	344,166
		Consumer Non-Cyclical - Supermarkets—0.6%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	385,784
		Consumer Non-Cyclical - Tobacco—1.5%
140,000		Altria Group, Inc., 9.25%, 8/6/2019	182,476
235,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	240,337
150,000		Altria Group, Inc., Sr. Unsecd. Note, 5.375%, 1/31/2044	160,424
300,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	370,100
		TOTAL	953,337
		Energy - Independent—5.9%
400,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	393,800
90,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	91,374
550,000		Petroleos Mexicanos, 6.50%, 6/2/2041	638,935
1,665,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	1,840,657
740,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	845,450
7,228	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	7,261
		TOTAL	3,817,477
		Energy - Integrated—3.0%
250,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	281,780
245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	254,396
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	113,080
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	113,442
500,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	469,765
730,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	737,738
		TOTAL	1,970,201
		Energy - Midstream—4.3%
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	628,460
250,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	254,242
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	225,970
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	45,073
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	342,658
370,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	418,774
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	268,500
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	190,550
120,000		Williams Partners LP, 5.25%, 3/15/2020	133,442
290,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	285,412
		TOTAL	2,793,081
		Energy - Oil Field Services—1.7%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	38,386
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	107,658
200,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	217,119
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	95,378

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	$102,224
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	177,903
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	177,844
150,000		Weatherford International Ltd., Sr. Unsecd. Note, 6.75%, 9/15/2040	176,229
		TOTAL	1,092,741
		Energy - Refining—1.2%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	147,176
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	178,822
350,000		Valero Energy Corp., 9.375%, 3/15/2019	450,590
		TOTAL	776,588
		Financial Institution - Banking—10.1%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	211,244
200,000		Bank of America Corp., 2.60%, 1/15/2019	199,771
550,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	604,968
125,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	124,574
200,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	195,324
250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	249,051
250,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	245,443
200,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	226,671
200,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	202,760
550,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	586,362
170,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	182,597
250,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	250,857
270,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	300,756
200,000		Comerica, Inc., 3.80%, 7/22/2026	197,570
250,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 2.75%, 9/29/2019	250,093
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	99,824
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	320,997
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	390,049
480,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	546,791
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	123,981
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	47,985
300,000		JPMorgan Chase & Co., Sub. 3.875%, 9/10/2024	293,950
30,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	28,777
175,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	174,751
200,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	209,495
215,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	216,076
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	59,546
		TOTAL	6,540,263
		Financial Institution - Broker/Asset Mgr/Exchange—2.2%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	208,331
10,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,026
2,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	2,268
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	167,988
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	77,611
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	292,574
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	564,540
100,000		Stifel Financial Corp., 4.25%, 7/18/2024	100,799
		TOTAL	1,424,137

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—0.7%
$250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	$249,040
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	103,125
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	78,650
		TOTAL	430,815
		Financial Institution - Insurance - Life—4.4%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	101,062
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	265,470
575,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	683,465
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	134,083
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	159,346
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	146,920
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	233,714
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	162,000
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	69,471
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	182,903
650,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	736,795
		TOTAL	2,875,229
		Financial Institution - Insurance - P&C—2.3%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	571,062
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	60,235
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	81,296
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	65,642
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	334,350
55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	56,328
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	302,058
		TOTAL	1,470,971
		Financial Institution - REIT - Apartment—1.1%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	296,401
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	97,524
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	74,957
250,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	249,980
		TOTAL	718,862
		Financial Institution - REIT - Healthcare—0.9%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	110,189
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	266,384
200,000		Healthcare Trust of America, 3.70%, 4/15/2023	195,283
		TOTAL	571,856
		Financial Institution - REIT - Office—0.7%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	99,855
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	63,098
70,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	70,378
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	230,710
		TOTAL	464,041
		Financial Institution - REIT - Other—1.2%
200,000		Liberty Property LP, 6.625%, 10/1/2017	226,423
100,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	99,943
150,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	155,153
73,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	86,380

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—continued
$200,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	$207,183
		TOTAL	775,082
		Financial Institution - REIT - Retail—0.8%
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	359,658
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	45,561
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	127,239
		TOTAL	532,458
		Technology—2.6%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	116,861
50,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	50,165
100,000		BMC Software, Inc., 7.25%, 6/1/2018	99,000
350,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	345,692
320,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	366,207
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	104,501
280,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	307,028
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	227,004
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	80,952
		TOTAL	1,697,410
		Transportation - Airlines—0.5%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	93,304
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	237,602
		TOTAL	330,906
		Transportation - Railroads—1.7%
300,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	357,178
200,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.05%, 3/15/2022	199,612
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	217,928
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	136,833
55,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	52,418
55,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	55,683
100,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	108,850
		TOTAL	1,128,502
		Transportation - Services—1.8%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	375,451
420,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	441,891
150,000		Ryder System, Inc., Sr. Unsecd. Note, 2.55%, 6/1/2019	150,399
100,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	105,052
70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	70,762
		TOTAL	1,143,555
		Utility - Electric—5.0%
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	92,899
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	272,084
225,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	257,427
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	113,194
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	62,988
300,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	312,345
100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	100,028
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	175,675
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	116,786
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	251,223

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$26,493	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	$28,540
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	263,636
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	303,589
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	206,061
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	224,867
50,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	50,446
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	36,009
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	89,235
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	267,582
		TOTAL	3,224,614
		Utility - Natural Gas—1.0%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	86,031
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	198,439
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	96,594
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	201,972
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	81,862
		TOTAL	664,898
		TOTAL CORPORATE BONDS (IDENTIFIED COST $57,639,258)	60,754,027
		FOREIGN GOVERNMENTS/AGENCIES—4.4%
		Sovereign—4.4%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	637,800
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	218,500
850,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	898,875
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	330,000
190,000		Peru, Government of, 6.55%, 3/14/2037	239,400
206,000		United Mexican States, 6.75%, 9/27/2034	261,620
210,000		United Mexican States, Note, 5.625%, 1/15/2017	229,215
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,673,644)	2,815,410
		U.S. TREASURY—0.6%
		U.S. Treasury Note—0.6%
$400,000		United States Treasury Note, 1.625%, 6/30/2019 (IDENTIFIED COST $398,883)	398,008
		INVESTMENT COMPANY—0.6%
414,045	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	414,045
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $61,125,830)[5]	64,381,490
		OTHER ASSETS AND LIABILITIES - NET—0.7%[6]	449,655
		TOTAL NET ASSETS—100%	$64,831,145

At September 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7U.S. Treasury Notes 2-Year Long Futures	40	$8,753,750	December 2014	$(715)
7U.S. Treasury Ultra Bond Long Futures	19	$2,897,500	December 2014	$(3,670)
7U.S. Treasury Notes 10-Year Short Futures	145	$18,072,891	December 2014	$46,783
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$42,398
The average notional value of long and short futures contracts held by the Fund throughout the period was $7,263,453 and $15,706,706, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $7,189,426, which represented 11.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2014, these liquid restricted securities amounted to $7,189,426, which represented 11.1% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	At September 30, 2014, the cost of investments for federal tax purposes was $61,125,830. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $3,255,660. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,566,093 and net unrealized depreciation from investments for those securities having an excess of cost over value of $310,433.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$60,754,027	$—	$60,754,027
Foreign Governments/Agencies	—	2,815,410	—	2,815,410
U.S. Treasury	—	398,008	—	398,008
Investment Company	414,045	—	—	414,045
TOTAL SECURITIES	$414,045	$63,967,445	$—	$64,381,490
OTHER FINANCIAL INSTRUMENTS*	$42,398	$—	$—	$42,398
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Federated High-Yield Strategy Portfolio
Portfolio of Investments
September 30, 2014 (unaudited)
Shares		Value
	INVESTMENT COMPANY—100.0%
4,085,629	High Yield Bond Portfolio	$26,597,441
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $27,310,652)[1]	26,597,441
	OTHER ASSETS AND LIABILITIES - NET—(0.00)%[2]	(5,852)
	TOTAL NET ASSETS—100%	$26,591,589
1	At September 30, 2014, the cost of investments for federal tax purposes was $27,310,652. The net unrealized depreciation of investments for federal tax purposes was $713,211. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $713,211.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
1

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
September 30, 2014 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.7%
6,405,376	Federated Mortgage Core Portfolio (IDENTIFIED COST $63,656,846)	$63,221,057
	REPURCHASE AGREEMENT—0.3%
$164,000	Interest in $850,000,000 joint repurchase agreement 0.01%, dated 9/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $850,000,236 on 10/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $873,724,547. (AT COST)	$164,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $63,820,846)[1]	63,385,057
	OTHER ASSETS AND LIABILITIES - NET—0.0%[2]	22,212
	TOTAL NET ASSETS—100%	$63,407,269
1	At September 30, 2014, the cost of investments for federal tax purposes was $63,820,846. The net unrealized depreciation of investments for federal tax purposes was $435,789. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $435,789.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$63,221,057	$—	$—	$63,221,057
Repurchase Agreement	—	164,000	—	164,000
TOTAL SECURITIES	$63,221,057	$164,000	$—	$63,385,057
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 19, 2014